10. INCOME TAXES (Details Narrative) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred tax assets	CAD 2,844	CAD 4,617
Foreign tax credits to offset taxes payable		9,400
Deferred tax assets unrecognized		800
Canadian capital losses	208,900
Carried back to prior year capital gains	647,400
Temporary differences not recognized		CAD 1,700
BRAZIL
Disclosure of disaggregation of revenue from contracts with customers [line items]
Tax losses carried forward	2,600
UNITED KINGDOM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Tax losses carried forward	CAD 142,500